Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	R$ 3,064,815	R$ 1,647,880
Short-term investments	91,819	62,009
Accounts receivable	875,382	1,165,866
Aircraft sublease receivables	123,455	75,052
Inventories	402,587	260,865
Assets held for sale	0	51,850
Security deposits and maintenance reserves	318,460	258,212
Taxes recoverable	133,706	139,668
Derivative financial instruments	79,216	168,148
Prepaid expenses	136,350	139,403
Other current assets	191,633	169,778
Total current assets	5,417,423	4,138,731
Non-current assets
Long-term investments	854,462	1,397,699
Aircraft sublease receivables	189,482	204,452
Security deposits and maintenance reserves	1,235,582	1,393,321
Derivative financial instruments	349,093	657,776
Taxes recoverable	0	244,601
Prepaid expenses	18,192	22,216
Other non-current assets	149,508	497,567
Property and equipment and right of use	6,410,447	9,553,643
Intangible assets	1,170,268	1,087,484
Total non-current assets	10,377,034	15,058,759
Total assets	15,794,457	19,197,490
Current liabilities
Loans and financing	858,332	481,227
Lease liabilities	2,272,349	1,585,233
Accounts payable	2,238,668	1,376,850
Accounts payable – supplier finance	157,801	249,727
Air traffic liability	2,488,872	2,094,254
Reimbursement to customers	221,342	0
Salaries, wages and benefits	400,371	357,571
Insurance premiums payable	52,427	49,938
Taxes payable	55,260	49,060
Federal tax installment payment program	13,358	13,480
Derivative financial instruments	173,769	81,196
Provisions	853,810	323,441
Other current liabilities	426,272	200,043
Total current liabilities	10,212,631	6,862,020
Non-current liabilities
Loans and financing	6,502,182	3,036,929
Lease liabilities	10,248,463	10,521,388
Accounts payable	323,059	0
Derivative financial instruments	247,265	228,994
Deferred income tax and social contribution	0	242,516
Federal tax installment payment program	108,519	119,300
Provisions	1,988,665	1,489,911
Other non-current liabilities	312,423	215,606
Total non-current liabilities	19,730,576	15,854,644
Equity
Issued capital	2,246,367	2,243,215
Advance for future capital increase	20,625	0
Capital reserve	1,947,887	1,928,830
Treasury shares	(13,182)	(15,565)
Other comprehensive income	655	(159,261)
Accumulated losses	(18,351,102)	(7,516,393)
Total equity	(14,148,750)	(3,519,174)
Total liabilities and equity	R$ 15,794,457	R$ 19,197,490